Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment (Details) [Line Items]
Depreciation and amortization expense	$ 160	$ 160	$ 680	$ 460	$ 600	$ 300
Capitalized internal use software costs					900
Asset Impairment Charges					$ 0	$ 0
Leasehold Improvements [Member]
Property and Equipment (Details) [Line Items]
Asset Impairment Charges	0		43
General and Administrative Expense [Member]
Property and Equipment (Details) [Line Items]
Depreciation and amortization expense	140		620
Cost of Sales [Member]
Property and Equipment (Details) [Line Items]
Depreciation and amortization expense	$ 20		$ 60